UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6570

Name of Fund: MuniYield New Jersey Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniYield New
      Jersey Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments

                                                 MuniYield New Jersey Fund, Inc.

Schedule of Investments as of August 31, 2004                     (in Thousands)

S&P      Moody's     Face
Ratings  Ratings     Amount         Municipal Bonds                                                                         Value
===================================================================================================================================
New Jersey - 143.8%
===================================================================================================================================
AA       NR*       $   1,000        Burlington County, New Jersey, Bridge Commission Revenue Bonds                       $    1,075
                                    (Governmental Leasing Program), 5.25% due 8/15/2020
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa           6,925        Cape May County, New Jersey, Industrial Pollution Control Financing Authority             7,126
                                    Revenue Bonds (Atlantic City Electric Company Project), AMT, Series A, 7.20%
                                    due 11/01/2004(d)(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa           1,500        Delaware River and Bay Authority Revenue Bonds,  5% due 1/01/2033(d)                      1,533
-----------------------------------------------------------------------------------------------------------------------------------
                                    Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge Revenue
                                    Refunding Bonds:
A-       A2            2,010            5% due 7/01/2021                                                                      2,091
A-       A2            3,645            5% due 7/01/2028                                                                      3,686
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa           3,930        Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,               4,976
                                    RIB, Series 396, 10.373% due 1/01/2019(c)(e)
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa           2,620        Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5%               2,680
                                    due 10/01/2028(b)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Garden State Preservation Trust, New Jersey, Capital Appreciation Revenue Bonds,
                                    Series B (c):
AAA      Aaa           6,860            5.12%** due 11/01/2023                                                                2,717
AAA      Aaa           4,540            5.25%** due 11/01/2028                                                                1,344
-----------------------------------------------------------------------------------------------------------------------------------
                                    Garden State Preservation Trust, New Jersey, Open Space and Farmland
                                    Preservation Revenue Bonds, Series A (c):
AAA      Aa3           4,300            5.80% due 11/01/2022                                                                  4,699
AAA      Aa3           5,460            5.75% due 11/01/2028                                                                  6,156
-----------------------------------------------------------------------------------------------------------------------------------
                                    Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource
                                    Recovery Revenue Refunding Bonds (Waste Management Inc. Project):
BBB      NR*           1,180            AMT, Series B, 7% due 12/01/2029                                                      1,344
BBB      NR*           2,000            Series A, 6.85% due 12/01/2029                                                        2,287
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa           1,500        Hudson County, New Jersey, COP, Refunding, 6.25% due 12/01/2016(d)                        1,839
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa          13,950        Hudson County, New Jersey, Improvement Authority, Facility Lease Revenue                 14,901
                                    Refunding Bonds (Hudson County Lease Project), 5.375% due 10/01/2024(b)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Jackson Township, New Jersey, School District, GO (b):
AAA      Aaa           3,090            5% due 4/15/2018                                                                      3,295
AAA      Aaa           3,750            5% due 4/15/2019                                                                      3,979
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio
Abbreviations

To simplify the listings of MuniYield New Jersey Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
DRIVERS  Derivative Inverse Tax-Exempt Receipts
EDA      Economic Development Authority
EDR      Economic Development Revenue Bonds
GO       General Obligation Bonds
M/F      Multi-Family
RIB      Residual Interest Bonds

                                                 MuniYield New Jersey Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)         (in Thousands)

S&P      Moody's     Face
Ratings  Ratings     Amount         Municipal Bonds                                                                         Value
===================================================================================================================================
New Jersey (continued)
===================================================================================================================================
                                    Middlesex County, New Jersey, Improvement Authority, County-Guaranteed
                                    Revenue Bonds (Golf Course Projects):
AAA      Aa1       $   1,455            5.25% due 6/01/2022                                                              $    1,566
AAA      Aa1           3,050            5% due 6/01/2029                                                                      3,113
-----------------------------------------------------------------------------------------------------------------------------------
BBB-     Ba1           1,500        Middlesex County, New Jersey, Pollution Control Financing Authority Revenue               1,550
                                    Refunding Bonds (Amerada Hess Corporation), 6.05% due 9/15/2034
-----------------------------------------------------------------------------------------------------------------------------------
                                    Monmouth County, New Jersey, Improvement Authority, Governmental Loan
                                    Revenue Refunding Bonds (a):
AAA      Aaa           2,235            5% due 12/01/2015                                                                     2,420
AAA      Aaa           2,345            5% due 12/01/2016                                                                     2,539
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa             825        Morris County, New Jersey, Improvement Authority Revenue Bonds (Pooled                      892
                                    Program), 5% due 8/15/2017
-----------------------------------------------------------------------------------------------------------------------------------
                                    New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey):
A+       NR*             600            5.25% due 6/01/2024                                                                     628
A+       NR*             685            5.25% due 6/01/2032                                                                     708
-----------------------------------------------------------------------------------------------------------------------------------
BBB-     NR*           1,500        New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village), Series C,              1,443
                                    5.50% due 1/01/2028
-----------------------------------------------------------------------------------------------------------------------------------
                                    New Jersey EDA, First Mortgage Revenue Refunding Bonds, Series A:
BBB-     NR*           1,250            (Fellowship Village), 5.50% due 1/01/2018                                             1,264
BBB-     NR*           3,500            (Fellowship Village), 5.50% due 1/01/2025                                             3,383
NR*      NR*           2,500            (The Winchester Gardens at Ward Homestead Project), 5.75% due 11/01/2024              2,509
NR*      NR*           2,000            (The Winchester Gardens at Ward Homestead Project), 5.80% due 11/01/2031              1,990
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa          14,000        New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due               14,634
                                    7/01/2033(d)
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa           5,575        New Jersey EDA, Natural Gas Facilities Revenue Refunding Bonds (NUI                       5,839
                                    Corporation), RIB, Series 371, 11.10% due 10/01/2022(a)(e)
-----------------------------------------------------------------------------------------------------------------------------------
                                    New Jersey EDA, Revenue Bonds:
A        NR*             400            (Department of Human Services), 5% due 7/01/2011                                        439
A        NR*             220            (Department of Human Services), 5% due 7/01/2012                                        241
NR*      Aaa           3,850            (Saint Barnabas Project), Series A, 6.30%** due 7/01/2024(d)                          1,449
A+       A1            2,095            (School Facilities Contruction), Series I, 5% due 9/01/2027                           2,121
AAA      Aaa          10,000            (Transportation Project), Sublease, Series A, 5.875% due 5/01/2009(c)(g)             11,402
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa           3,335        New Jersey EDA, Water Facilities Revenue Bonds, RIB, AMT, Series 417, 12.12%              3,524
                                    due 11/01/2034(b)(e)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa           1,850        New Jersey EDA, Water Facilities Revenue Refunding Bonds (American Water),                1,928
                                    AMT, Series B, 5.125% due 4/01/2022(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa           5,975        New Jersey Environmental Infrastucture Trust Revenue Bonds (Environmental                 6,586
                                    Infrastructure), Series A, 5.25% due 9/01/2017
-----------------------------------------------------------------------------------------------------------------------------------
A        A2            1,100        New Jersey Health Care Facilities Financing Authority, Health System Revenue              1,113
                                    Bonds (Catholic Health East), Series A, 5.375% due 11/15/2033
-----------------------------------------------------------------------------------------------------------------------------------

                                                 MuniYield New Jersey Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)         (in Thousands)

S&P      Moody's     Face
Ratings  Ratings     Amount         Municipal Bonds                                                                         Value
===================================================================================================================================
New Jersey (continued)
===================================================================================================================================
                                    New Jersey Health Care Facilities Financing Authority Revenue Bonds:
B+       NR*       $   2,345           (Pascack Valley Hospital Association), 6.625% due 7/01/2036                       $    2,163
AAA      Aaa           4,000            (Robert Wood University), 5.70% due 7/01/2020(a)                                      4,458
NR*      Baa2          1,875            (Somerset Medical Center), 5.50% due 7/01/2033                                        1,853
NR*      Baa1          6,640            (South Jersey Hospital), 6% due 7/01/2026                                             6,976
AA       Baa1          2,000            (Southern Ocean County Hospital), 5.125% due 7/01/2031(f)                             2,027
NR*      Baa1          4,200            (Southern Ocean County Hospital), Series A, 6.25% due 7/01/2023                       4,246
-----------------------------------------------------------------------------------------------------------------------------------
                                    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
A        A2            1,020            (Atlantic City Medical Center), 6.25% due 7/01/2017                                   1,154
A        A2            2,185            (Atlantic City Medical Center), 5.75% due 7/01/2025                                   2,320
BBB      Baa1          1,650            (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                           1,740
BBB+     NR*           5,500            (Holy Name Hospital),  6% due 7/01/2025                                               5,628
AAA      Aaa           1,500            (Meridian Health System Obligation Group), 5.25% due 7/01/2019(c)                     1,627
AAA      Aaa           2,250            (Meridian Health System Obligation Group), 5.375% due 7/01/2024(c)                    2,373
AAA      Aaa           2,195            (Meridian Health System Obligation Group), 5.25% due 7/01/2029(c)                     2,298
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa           4,150        New Jersey State Educational Facilities Authority, Higher Education, Capital              4,377
                                    Improvement Revenue Bonds, Series A,  5.125% due 9/01/2022(a)
-----------------------------------------------------------------------------------------------------------------------------------
                                    New Jersey State Educational Facilities Authority Revenue Bonds:
NR*      Baa3            985            (Bloomfield College), Series A, 6.85% due 7/01/2030                                   1,008
BBB+     Baa1          2,000            (Georgian Court College Project), Series C, 6.50% due 7/01/2033                       2,204
AAA      Aaa           1,730            (Rowan University), Series B, 5.25% due 7/01/2017(b)                                  1,893
AAA      Aaa           1,620            (Rowan University), Series B, 5.25% due 7/01/2018(b)                                  1,773
AAA      Aaa           2,165            (Rowan University), Series C, 5.125% due 7/01/2028(d)                                 2,248
AAA      Aaa           1,955            (Rowan University), Series C, 5% due 7/01/2034(d)                                     1,999
-----------------------------------------------------------------------------------------------------------------------------------
                                    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
AAA      Aaa           5,305            (Montclair State University), Series L, 5% due 7/01/2034(d)                           5,424
AAA      Aaa           3,870            (Princeton Theological Seminary), 5% due 7/01/2026                                    4,012
AAA      Aaa           3,725            (Princeton University), Series E, 5% due 7/01/2020                                    3,977
AA       Baa1          1,000            (Rider University), 5% due 7/01/2017(f)                                               1,056
AA       Aa3           1,255            (Rider University), Series A, 5.50% due 7/01/2023(f)                                  1,350
AA       Aa3           1,450            (Rider University), Series A, 5.25% due 7/01/2034(f)                                  1,498
AAA      Aaa           1,515            (William Paterson University), Series E, 5.25% due 7/01/2018(h)                       1,644
AAA      Aaa           1,595            (William Paterson University), Series E, 5.25% due 7/01/2019(h)                       1,723
AAA      Aaa           1,680            (William Paterson University), Series E, 5.25% due 7/01/2020(h)                       1,807
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa           7,215        New Jersey State Higher Education Assistance Authority, Student Loan Revenue              7,571
                                    Bonds, AMT, Series A, 5.30% due 6/01/2017(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      A1            2,500        New Jersey State Highway Authority, Garden State Parkway General Revenue                  2,866
                                    Refunding Bonds, 5.625% due 1/01/2010(g)
-----------------------------------------------------------------------------------------------------------------------------------
                                    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue
                                    Bonds, AMT (d):
AAA      Aaa           5,350            Series CC, 5.80% due 10/01/2020                                                       5,671
AAA      Aaa           3,335            Series U, 5.60% due 10/01/2012                                                        3,511
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa           1,795        New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue                 1,848
                                    Refunding Bonds, Series A, 6.05% due 11/01/2020(a)
-----------------------------------------------------------------------------------------------------------------------------------
                                    New Jersey State Transit Corporation, COP:
AAA      Aaa           3,650            6.50% due 4/01/2007(c)(g)                                                             4,094
A-       A2            3,620            (Federal Transit Administration Grants), Series B, 5.75% due 9/15/2014                4,076
-----------------------------------------------------------------------------------------------------------------------------------

                                                 MuniYield New Jersey Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)         (in Thousands)

S&P      Moody's     Face
Ratings  Ratings     Amount         Municipal Bonds                                                                         Value
===================================================================================================================================
New Jersey (concluded)
===================================================================================================================================
                                    New Jersey State Transportation Trust Fund Authority, Transportation System
                                    Revenue Bonds:
AAA      Aaa       $   5,250            Series B, 5% due 6/15/2013(d)                                                    $    5,721
A+       A1            7,400            Series C, 5.50% due 6/15/2019                                                         8,204
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa           5,000        New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series             5,589
                                    A, 5.75% due 1/01/2019(d)
AAA      Aaa           1,840        Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine                  1,867
                                    Terminal Additional Rent-Backed Revenue Bonds (City of Newark Redevelopment
                                    Projects), 5% due 1/01/2037(d)
-----------------------------------------------------------------------------------------------------------------------------------
AA-      A1            5,000        Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 93rd               5,650
                                    Series, 6.125% due 6/01/2094
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa           4,435        Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts,                 5,114
                                    AMT, Class R, Series 10, 10.096% due 1/15/2017(c)(e)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa           5,300        Port Authority of New York and New Jersey, Revenue Refunding Bonds,                       5,992
                                    DRIVERS, AMT, Series 153, 8.868% due 9/15/2012(b)(e)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa           2,000        Port Authority of New York and New Jersey, Special Obligation Revenue Bonds               2,191
                                    (JFK International Air Terminal), AMT, Series 6, 5.75% due 12/01/2022(d)
-----------------------------------------------------------------------------------------------------------------------------------
                                    South Jersey Port Corporation of New Jersey Revenue Refunding Bonds:
A-       NR*           4,280            4.75% due 1/01/2018                                                                   4,407
A-       NR*           2,485            4.85% due 1/01/2019                                                                   2,564
A-       NR*           2,000            5% due 1/01/2020                                                                      2,083
-----------------------------------------------------------------------------------------------------------------------------------
                                    Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds:
BBB      Baa3          5,510            6.75% due 6/01/2039                                                                   5,126
BBB      Baa3          3,010            7% due 6/01/2041                                                                      2,901
-----------------------------------------------------------------------------------------------------------------------------------
                                    Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding
                                    Bonds (Ogden Martin System of Union), AMT, Series A (a)(e):
AAA      Aaa           1,585            5.375% due 6/01/2017                                                                  1,660
AAA      Aaa           1,175            5.375% due 6/01/2018                                                                  1,227
-----------------------------------------------------------------------------------------------------------------------------------
                                    University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A (a):
AAA      Aaa             945            5.50% due 12/01/2018                                                                  1,054
AAA      Aaa           1,900            5.50% due 12/01/2019                                                                  2,114
AAA      Aaa           1,870            5.50% due 12/01/2020                                                                  2,074
AAA      Aaa           1,435            5.50% due 12/01/2021                                                                  1,585
===================================================================================================================================
Puerto Rico - 9.1%
===================================================================================================================================
                                    Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series PP (b):
AAA      Aaa           4,375            5% due 7/01/2024                                                                      4,607
AAA      Aaa           2,500            5% due 7/01/2025                                                                      2,619
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Baa3          1,900        Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control           2,032
                                    Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT,
                                    6.625% due 6/01/2026
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*           8,750        Puerto Rico Public Buildings Authority Revenue Bonds, DRIVERS, Series 211,               10,582
                                        8.915% due 7/01/2021(d)(e)
===================================================================================================================================
Virgin Islands - 2.7%
===================================================================================================================================
BBB-     Baa3          3,500        Virgin Islands Government Refinery Facilities Revenue Refunding Bonds                     3,804
                                    (Hovensa Coker Project), AMT, 6.50% due 7/01/2021
-----------------------------------------------------------------------------------------------------------------------------------

                                                 MuniYield New Jersey Fund, Inc.

Schedule of Investments as of August 31, 2004 (concluded)         (in Thousands)

S&P      Moody's     Face
Ratings  Ratings     Amount         Municipal Bonds                                                                         Value
===================================================================================================================================
Virgin Islands (concluded)
===================================================================================================================================
BBB-     Baa3      $   1,900        Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds           $    1,996
                                    (Hovensa Refinery), AMT, 5.875% due 7/01/2022
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Municipal Bonds (Cost - $318,084) - 155.6%                                        338,265
-----------------------------------------------------------------------------------------------------------------------------------

                     Shares
                      Held          Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                       2,127        CMA New Jersey Municipal Money Fund(i)                                                    2,127
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities (Cost - $2,127) - 1.0%                                        2,127
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $320,211+) - 156.6%                                                                               340,392

Liabilities in Excess of Other Assets - (1.8%)                                                                               (3,960)

Preferred Stock, at Redemption Value - (54.8%)                                                                             (119,023)
                                                                                                                         ----------
Net Assets Applicable to Common Stock - 100.0%                                                                           $  217,409
                                                                                                                         ==========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 2004.
(f)   Radian Insured.
(g)   Prerefunded.
(h)   XL Capital Insured.
(i) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
       -------------------------------------------------------------------------
                                                 Net                    Dividend
       Affiliate                               Activity                  Income
       -------------------------------------------------------------------------
       CMA New Jersey Municipal Money Fund     (4,584)                    $13
       -------------------------------------------------------------------------

*     Not Rated.
** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
+ The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal income tax purposes were as follows:

                                                                  (in Thousands)
                                                                  --------------
      Aggregate cost                                                   $320,211
                                                                       ========
      Gross unrealized appreciation                                    $ 20,915
      Gross unrealized depreciation                                        (734)
                                                                       --------
      Net unrealized appreciation                                      $ 20,181
                                                                       ========

Forward interest rate swaps outstanding as of August 31, 2004 were as follows:               (in Thousands)
-----------------------------------------------------------------------------------------------------------
                                                                                 Notional       Unrealized
                                                                                  Amount       Depreciation
-----------------------------------------------------------------------------------------------------------
Receive a variable rate equal to 7-Day Bond Market Association
            Municipal Swap Index Rate and pay a fixed rate of 4.099%

Broker, J.P. Morgan Chase Bank
            Expires November 2018                                                $2,510             $  (73)

Receive a variable rate equal to 7-Day Bond Market Association
            Municipal Swap Index Rate and pay a fixed rate of 4.366%

Broker, J.P. Morgan Chase Bank
            Expires August 2026                                                  $5,310               (183)
-----------------------------------------------------------------------------------------------------------
Total                                                                                               $ (256)
                                                                                                    ======

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield New Jersey Fund, Inc.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President of
    MuniYield New Jersey Fund, Inc.

Date: October 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President of
    MuniYield New Jersey Fund, Inc.

Date: October 18, 2004


By: /s/ Donald C. Burke
    ----------------------
    Donald C. Burke,
    Chief Financial Officer of
    MuniYield New Jersey Fund, Inc.

Date: October 18, 2004